Portfolio of investments—May 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 33.58%
FHLMC	2.00%	10-1-2051	$40,324,705	$31,506,448
FHLMC	2.00	3-1-2052	24,347,855	18,972,690
FHLMC	2.00	6-1-2052	7,914,748	6,163,267
FHLMC	2.00	1-1-2052	36,537,610	28,527,438
FHLMC	2.50	8-1-2037	4,646,609	4,289,722
FHLMC	2.50	9-1-2050	9,449,246	7,714,307
FHLMC	2.50	4-1-2051	22,736,491	18,527,605
FHLMC	2.50	6-1-2051	104,689,171	85,441,830
FHLMC	2.50	11-1-2051	8,893,798	7,339,624
FHLMC	2.50	4-1-2052	28,328,175	23,092,164
FHLMC	2.50	12-1-2050	25,498,951	20,781,069
FHLMC	3.00	9-1-2034	239,115	228,012
FHLMC	3.00	6-1-2050	483,853	421,188
FHLMC	3.00	7-1-2050	1,378,131	1,199,689
FHLMC	3.00	8-1-2050	1,884,958	1,626,449
FHLMC	3.00	11-1-2050	24,930,990	21,317,678
FHLMC	3.00	3-1-2052	228,193	195,930
FHLMC	3.00	5-1-2052	18,726,997	15,957,246
FHLMC	3.00	6-1-2053	16,067,081	13,726,088
FHLMC	3.00	6-1-2052	473,404	402,946
FHLMC	3.50	7-1-2038	12,439,410	11,881,003
FHLMC	3.50	12-1-2045	828,665	754,419
FHLMC	3.50	5-1-2052	93,418	83,383
FHLMC	3.50	12-1-2052	7,553,122	6,701,265
FHLMC	3.50	2-1-2053	15,913,072	14,120,701
FHLMC	3.50	4-1-2053	7,662,079	6,796,775
FHLMC	4.00	6-1-2037	2,293,353	2,220,220
FHLMC	4.00	4-1-2038	13,793,946	13,361,586
FHLMC	4.00	6-1-2044	510,520	479,787
FHLMC	4.00	5-1-2049	901,847	839,877
FHLMC	4.00	11-1-2053	19,291,598	17,686,315
FHLMC	4.00	6-1-2052	5,225,879	4,799,372
FHLMC	4.00	8-1-2052	7,254,589	6,661,368
FHLMC	4.00	5-1-2054	13,416,117	12,298,212
FHLMC	4.50	10-1-2054	15,800,495	14,916,857
FHLMC	4.50	5-1-2053	12,518,821	11,833,541
FHLMC	4.50	6-1-2053	14,631,542	13,814,573
FHLMC	5.00	6-1-2036	64,198	64,439
FHLMC	5.00	8-1-2040	64,298	64,409
FHLMC	5.00	7-1-2052	18,933,132	18,511,030
FHLMC	5.00	11-1-2052	16,387,460	15,902,558
FHLMC	5.00	5-1-2053	12,509,783	12,151,235
FHLMC	5.00	12-1-2054	18,332,318	17,754,289
FHLMC	5.00	12-1-2053	11,417,965	11,079,129
FHLMC	5.50	8-1-2038	17,148	17,426
FHLMC	5.50	12-1-2038	133,189	135,400
FHLMC	5.50	6-1-2040	239,307	242,008
FHLMC	5.50	11-1-2052	98,298	97,608
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 1

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC	5.50%	3-1-2053	$68,722,470	$68,200,116
FHLMC	5.50	2-1-2055	18,967,184	18,782,959
FHLMC	5.50	9-1-2053	20,598,946	20,482,018
FHLMC	5.50	1-1-2054	60,302,538	59,732,511
FHLMC	6.00	9-1-2054	14,298,458	14,444,142
FHLMC	6.00	5-1-2054	34,029,119	34,388,119
FHLMC	8.00	2-1-2030	31	32
FHLMC Structured Pass-Through Certificates Series T-42 Class A5	7.50	2-25-2042	745,940	787,630
FHLMC Structured Pass-Through Certificates Series T-57 Class 2A1±±	4.91	7-25-2043	22,858	22,045
FHLMC Structured Pass-Through Certificates Series T-59 Class 2A1±±	4.03	10-25-2043	100,065	82,205
FHLMC Whole Loan Securities Trust Series 2015-SC01 Class 1A	3.50	5-25-2045	100,268	89,968
FHLMC (RFUCCT1Y+1.33%)±	6.28	1-1-2036	2,198	2,219
FNMA	2.00	4-1-2051	22,051,294	17,150,075
FNMA	2.00	5-1-2051	70,520,373	54,990,222
FNMA	2.00	8-1-2051	10,611,896	8,293,263
FNMA	2.00	10-1-2051	120,474,784	93,762,516
FNMA	2.00	12-1-2051	9,558,261	7,450,687
FNMA	2.00	1-1-2052	23,060,547	17,951,434
FNMA	2.00	2-1-2052	32,217,564	25,152,441
FNMA	2.50	5-1-2037	18,581,278	17,154,129
FNMA	2.50	12-1-2050	17,646,948	14,446,303
FNMA	2.50	7-1-2051	14,896,781	12,146,312
FNMA	2.50	10-1-2051	53,085,688	43,259,181
FNMA	2.50	12-1-2051	33,596,755	27,393,216
FNMA	2.50	1-1-2052	9,726,789	7,937,980
FNMA	2.50	2-1-2052	16,001,944	13,059,644
FNMA	2.50	5-1-2051	30,048,751	24,537,409
FNMA	3.00	11-1-2045	451,559	395,068
FNMA	3.00	12-1-2045	1,156,400	1,011,975
FNMA	3.00	12-1-2046	618,690	537,709
FNMA	3.00	8-1-2050	1,629,203	1,396,870
FNMA	3.00	10-1-2051	20,331,210	17,457,212
FNMA	3.00	11-1-2051	33,483,333	28,651,124
FNMA	3.00	1-1-2052	7,354,485	6,259,915
FNMA	3.00	2-1-2052	7,011,526	6,009,785
FNMA	3.00	8-1-2052	21,580,241	18,386,380
FNMA	3.00	6-1-2052	19,417,171	16,527,756
FNMA	3.48	3-1-2029	898,697	873,940
FNMA	3.50	12-1-2037	13,585,966	12,975,853
FNMA	3.50	10-1-2043	449,386	411,252
FNMA	3.50	4-1-2045	66,001	60,140
FNMA	3.50	8-1-2045	1,003,252	912,488
FNMA	3.50	3-1-2048	2,117,735	1,910,486
FNMA	3.50	5-1-2052	9,665,602	8,585,617
See accompanying notes to portfolio of investments
2 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	3.50%	6-1-2052	$67,518,354	$60,043,980
FNMA	3.50	9-1-2052	20,082,412	17,816,901
FNMA	3.50	12-1-2052	14,150,493	12,551,157
FNMA	3.50	4-1-2053	3,702,485	3,284,085
FNMA	3.50	8-1-2052	14,347,583	12,727,630
FNMA	3.62	3-1-2029	422,681	412,628
FNMA	4.00	8-1-2037	4,842,775	4,694,049
FNMA	4.00	9-1-2037	4,248,102	4,117,648
FNMA	4.00	1-1-2038	4,328,333	4,192,835
FNMA	4.00	11-1-2039	7,418,892	7,181,514
FNMA	4.00	2-1-2046	113,203	105,738
FNMA	4.00	4-1-2046	687,379	642,192
FNMA	4.00	6-1-2048	719,847	671,512
FNMA	4.00	2-1-2050	958,017	888,023
FNMA	4.00	10-1-2052	47,041,437	43,190,016
FNMA	4.00	6-1-2053	24,495,869	22,530,805
FNMA	4.00	9-1-2053	12,165,871	11,153,546
FNMA	4.50	11-1-2048	656,448	629,370
FNMA	4.50	6-1-2052	38,543,642	36,426,903
FNMA	4.50	9-1-2052	41,870,721	39,694,607
FNMA	4.50	11-1-2052	16,723,689	15,807,307
FNMA	4.50	4-1-2053	31,239,518	29,529,400
FNMA	4.50	11-1-2054	8,989,954	8,483,318
FNMA	4.50	7-1-2052	247,379	233,802
FNMA	5.00	2-1-2036	7,232	7,247
FNMA	5.00	6-1-2040	19,899	19,907
FNMA	5.00	8-1-2040	487,518	484,631
FNMA	5.00	3-1-2053	6,120,720	5,945,765
FNMA	5.00	11-1-2054	30,429,932	29,468,121
FNMA	5.00	12-1-2054	21,750,455	21,062,972
FNMA	5.50	8-1-2034	27,267	27,738
FNMA	5.50	2-1-2035	8,027	8,178
FNMA	5.50	8-1-2038	181,016	183,720
FNMA	5.50	2-1-2053	37,964,893	37,692,014
FNMA	5.50	6-1-2053	11,616,577	11,571,864
FNMA	5.50	1-1-2054	15,015,434	14,875,418
FNMA	5.50	12-1-2054	21,144,651	20,939,316
FNMA	5.50	1-1-2055	191,405,465	189,546,728
FNMA	6.00	10-1-2037	162,291	169,081
FNMA	6.00	11-1-2037	9,316	9,675
FNMA	6.00	6-1-2054	15,024,653	15,177,735
FNMA	6.00	5-1-2055	183,609,197	185,479,947
FNMA	6.50	7-1-2036	7,143	7,472
FNMA	6.50	11-1-2036	1,049	1,092
FNMA%%	6.50	6-15-2054	110,960,000	113,929,938
FNMA	7.00	7-1-2036	4,408	4,601
FNMA	7.00	11-1-2037	2,521	2,570
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.75	11-1-2038	8,029	8,324
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 3

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (1 Year Treasury Constant Maturity+2.29%)±	6.92%	8-1-2036	$154,197	$159,466
FNMA (RFUCCT1Y+1.61%)±	6.61	3-1-2046	125,762	129,523
FNMA (RFUCCT1Y+1.61%)±	6.61	5-1-2046	136,537	140,802
FNMA (RFUCCT1Y+1.73%)±	7.36	9-1-2036	3,665	3,749
FNMA (RFUCCT1Y+1.81%)±	7.59	8-1-2036	12,769	13,144
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	3,116	3,253
FNMA Series 2003-W14 Class 2A±±	4.92	1-25-2043	87,382	85,571
FNMA Series 2003-W8 Class 4A±±	4.89	11-25-2042	48,583	47,344
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	517,898	520,927
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	157,086	163,642
FNMA Series 2005-W4 Class 3A±±	5.17	6-25-2045	20,804	21,159
GNMA	2.00	1-20-2052	13,353,866	10,730,186
GNMA	2.00	3-20-2052	30,747,836	24,706,702
GNMA	2.50	12-20-2051	11,377,266	9,536,046
GNMA	2.50	3-20-2052	13,472,818	11,292,467
GNMA	2.50	4-20-2052	18,328,064	15,361,973
GNMA	2.50	8-20-2051	38,971,222	32,664,381
GNMA	2.50	9-20-2051	16,953,088	14,209,514
GNMA	2.50	1-20-2052	18,657,501	15,638,096
GNMA	2.50	5-20-2052	29,563,056	24,778,769
GNMA	3.00	11-20-2045	931,795	824,652
GNMA	3.00	4-20-2051	4,210,024	3,675,006
GNMA	3.00	4-20-2052	9,996,291	8,714,307
GNMA	3.00	5-20-2052	58,592,337	51,078,104
GNMA	3.00	6-20-2052	5,329,588	4,646,089
GNMA	3.50	9-20-2047	518,946	466,407
GNMA	3.50	12-20-2047	1,123,722	1,013,303
GNMA	3.50	8-20-2052	11,906,311	10,620,680
GNMA	3.50	12-20-2054	9,524,346	8,477,603
GNMA	3.50	4-20-2052	13,187,482	11,763,543
GNMA	3.50	5-20-2052	4,910,752	4,379,492
GNMA	3.50	9-20-2052	18,218,123	16,239,638
GNMA	4.00	12-20-2047	603,835	559,290
GNMA	4.00	11-20-2052	12,223,217	11,231,394
GNMA	4.50	8-20-2049	200,826	191,061
GNMA	4.50	7-20-2052	9,961,867	9,452,749
GNMA	4.50	9-20-2052	6,525,867	6,196,340
GNMA	4.50	3-20-2053	16,370,017	15,518,072
GNMA	4.50	11-20-2054	9,106,064	8,595,444
GNMA	5.00	7-20-2040	161,227	161,269
GNMA	5.00	9-20-2052	7,764,656	7,568,233
GNMA	5.00	6-20-2053	14,388,991	14,011,514
GNMA	5.00	10-20-2054	15,824,653	15,363,176
GNMA	5.00	4-20-2053	4,670,064	4,550,910
GNMA	5.00	8-20-2053	7,696,869	7,479,576
GNMA	5.00	4-20-2054	12,466,188	12,104,589
GNMA	5.00	11-20-2054	169,659,129	164,711,573
GNMA	5.50	12-20-2052	12,609,403	12,570,962
See accompanying notes to portfolio of investments
4 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
GNMA	5.50%	4-20-2053	$14,488,971	$14,432,939
GNMA%%	5.50	6-15-2054	83,430,000	82,827,087
GNMA	5.50	8-20-2054	18,726,143	18,608,674
GNMA	5.50	9-20-2054	72,710,985	72,236,259
GNMA	6.00	8-20-2054	64,764,540	65,486,674
GNMA	6.00	9-20-2054	70,114,114	70,852,088
GNMA%%	6.50	6-15-2054	27,830,000	28,415,684
GNMA	6.50	8-20-2054	55,659,034	56,872,905
GNMA	7.50	12-15-2029	97	97
GNMA Series 2008-22 Class XMƒ±±	1.30	2-16-2050	258,853	2,769
TVA	5.25	2-1-2055	18,625,000	17,655,043
Total agency securities (Cost $3,299,163,717)				3,230,157,450
Asset-backed securities: 9.97%
ACHM Mortgage Trust Series 2024-HE1 Class A144A	6.55	5-25-2039	3,906,004	3,981,668
ACHM Trust Series 2023-HE2 Class A144A±±	7.50	10-25-2038	13,880,932	14,182,681
ACHM Trust Series 2024-HE2 Class A144A	5.35	10-25-2039	5,720,650	5,686,053
ACHM Trust Series 2025-HE1 Class A144A±±	5.92	3-25-2055	15,416,097	15,501,470
ACREC LLC Series 2025-FL3 Class A (U.S. SOFR 1 Month+1.31%)144A±	5.64	8-18-2042	9,300,000	9,246,819
Affirm Asset Securitization Trust Series 2024-B Class A144A	4.62	9-15-2029	2,500,000	2,495,372
Aligned Data Centers Issuer LLC Series 2021-1A Class A2144A	1.94	8-15-2046	2,881,000	2,768,593
ALLO Issuer LLC Series 2024-1A Class A2144A	5.94	7-20-2054	7,595,000	7,680,839
Apidos CLO XXXI Ltd. Series 2019-31A Class DR (U.S. SOFR 3 Month+3.36%)144A±	7.62	4-15-2031	3,000,000	3,014,774
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	2,181,914	1,999,267
Avant Loans Funding Trust Series 2024-REV1 Class B144A	6.17	10-15-2033	1,240,000	1,253,216
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A Class B144A	2.68	8-20-2026	7,247,500	7,223,225
Avis Budget Rental Car Funding AESOP LLC Series 2024-3A Class A144A	5.23	12-20-2030	1,000,000	1,015,657
Bastion Funding I LLC Series 2023-1A Class A2144A	7.12	4-25-2038	8,842,836	8,862,113
BDS Ltd. Series 2021-FL9 Class B (U.S. SOFR 1 Month+1.81%)144A±	6.14	11-16-2038	5,475,000	5,464,484
BHG Securitization Trust Series 2021-A Class B144A	2.79	11-17-2033	6,515,000	6,255,487
BHG Securitization Trust Series 2025-1CON Class B144A	5.26	4-17-2036	5,845,000	5,851,995
Blue Bridge Funding LLC Series 2023-1A Class A144A	7.37	11-15-2030	1,460,007	1,473,019
Blue Bridge Funding LLC Series 2023-1A Class B144A	9.48	11-15-2030	1,168,000	1,186,205
Blue Stream Issuer LLC Series 2023-1A Class A2144A	5.40	5-20-2053	3,500,000	3,505,598
Blue Stream Issuer LLC Series 2024-1A Class B144A	6.04	11-20-2054	2,350,000	2,363,240
Bojangles Issuer LLC Series 2024-1A Class A2144A	6.58	11-20-2054	19,200,000	19,350,213
Brex Commercial Charge Card Master Trust Series 2024-1 Class A1144A	6.05	7-15-2027	5,040,000	5,080,497
BRSP Ltd. Series 2021-FL1 Class A (U.S. SOFR 1 Month+1.26%)144A±	5.59	8-19-2038	2,193,037	2,183,271
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 5

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Cajun Global LLC Series 2021-1 Class A2144A	3.93%	11-20-2051	$6,227,481	$6,039,557
CCAS LLC Series 2024-1A Class A144A	7.12	6-16-2031	18,589,000	18,790,984
Centersquare Issuer LLC Series 2024-1A Class A2144A	5.20	10-26-2054	2,500,000	2,433,845
Centersquare Issuer LLC Series 2025-1A Class A2144A	5.50	3-26-2055	18,370,000	17,632,878
ClickLease Equipment Receivables Trust Series 2024-1 Class C144A	8.40	2-15-2030	2,500,000	2,543,450
Cloud Capital Holdco LP Series 2024-1A Class A2144A	5.78	11-22-2049	6,600,000	6,619,995
Cogent IPv4 LLC Series 2024-1A Class A2144A	7.92	5-25-2054	8,990,000	9,386,986
Cogent IPv4 LLC Series 2025-1A Class A2144A	6.65	4-25-2055	21,950,000	22,280,161
Cologix Data Centers U.S. Issuer LLC Series 2021-1A Class B144A	3.79	12-26-2051	1,400,000	1,334,780
CoreVest American Finance Trust Series 2021-3 Class B144A	2.49	10-15-2054	355,000	343,912
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A144A	6.05	1-20-2031	12,718,788	12,861,069
DataBank Issuer LLC Series 2024-1A Class A2144A	5.30	1-26-2054	15,850,000	15,598,926
DI Issuer LLC Series 2024-1A Class A2144A	5.81	9-15-2054	15,500,000	15,353,606
Diversified ABS X LLC Series 2025-1A Class A1144A	5.95	2-28-2045	5,536,338	5,545,694
Domino’s Pizza Master Issuer LLC Series 2015-1A Class A2II144A	4.47	10-25-2045	12,057,500	12,019,155
Driven Brands Funding LLC Series 2021-1A Class A2144A	2.79	10-20-2051	3,756,953	3,480,384
ECMC Group Student Loan Trust Series 2020-3A Class A1B (30 Day Average U.S. SOFR+1.11%)144A±	5.44	1-27-2070	2,061,259	2,070,321
Edgeconnex Data Centers Issuer LLC Series 2024-1 Class A2144A	6.00	7-27-2054	12,231,466	12,172,235
Edsouth Indenture No. 9 LLC Series 2015-1 Class A (30 Day Average U.S. SOFR+0.91%)144A±	5.24	10-25-2056	280,181	277,887
Enterprise Fleet Financing LLC Series 2023-2 Class A3144A	5.50	4-22-2030	7,185,000	7,291,635
FIGRE Trust Series 2023-HE1 Class A144A	5.85	3-25-2053	9,581,845	9,646,957
FIGRE Trust Series 2023-HE2 Class A144A±±	6.51	5-25-2053	6,776,854	6,903,280
FIGRE Trust Series 2023-HE3 Class A144A±±	6.44	11-25-2053	3,282,358	3,360,787
FIGRE Trust Series 2024-HE2 Class A144A±±	6.38	5-25-2054	6,314,325	6,439,051
FIGRE Trust Series 2024-HE5 Class A144A±±	5.44	10-25-2054	4,993,459	5,010,164
FIGRE Trust Series 2025-HE1 Class A144A±±	5.83	1-25-2055	3,226,216	3,255,822
FirstKey Homes Trust Series 2021-SFR1 Class A144A	1.54	8-17-2038	1,294,069	1,244,001
FirstKey Homes Trust Series 2021-SFR1 Class C144A	1.89	8-17-2038	6,770,000	6,489,119
FirstKey Homes Trust Series 2021-SFR2 Class B144A	1.61	9-17-2038	8,675,000	8,290,068
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	8,323,175	8,570,180
Flagship Credit Auto Trust Series 2022-2 Class B144A	4.76	5-17-2027	5,483,243	5,477,400
Flexential Issuer Series 2021-1A Class A2144A	3.25	11-27-2051	9,615,000	9,197,084
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class B144A	5.31	5-15-2028	4,000,000	4,012,672
FREED Mortgage Trust Series 2022-HE1 Class A144A±±	7.00	10-25-2037	5,972,973	6,060,493
FREED Mortgage Trust Series 2022-HE1 Class B144A±±	7.00	10-25-2037	6,890,597	7,136,258
Frontier Issuer LLC Series 2024-1 Class A2144A	6.19	6-20-2054	12,595,000	12,920,247
FS Rialto Issuer LLC Series 2021-FL3 Class B (U.S. SOFR 1 Month+1.91%)144A±	6.24	11-16-2036	3,000,000	2,982,593
See accompanying notes to portfolio of investments
6 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
FS Rialto Issuer LLC Series 2025-FL10 Class C (U.S. SOFR 1 Month+2.15%)144A±	6.47%	8-19-2042	$1,895,000	$1,859,450
Golub Capital Partners ABS Funding Series 2024-1A Class A2144A	6.89	1-25-2034	7,525,000	7,582,245
Gracie Point International Funding LLC Series 2023-1A Class B (90 Day Average U.S. SOFR+2.60%)144A±	7.02	9-1-2026	7,076,000	7,075,929
Hertz Vehicle Financing III LLC Series 2022-1A Class B144A	2.19	6-25-2026	408,333	407,469
Hertz Vehicle Financing III LLC Series 2023-2A Class A144A	5.57	9-25-2029	3,695,000	3,754,314
Hertz Vehicle Financing III LLC Series 2023-4A Class A144A	6.15	3-25-2030	10,700,000	11,075,358
Hipgnosis Music Assets LP Series 2022-1 Class A144A	5.00	5-16-2062	15,171,882	14,906,597
Hotwire Funding LLC Series 2023-1A Class A2144A	5.69	5-20-2053	16,750,000	16,831,033
ICG U.S. CLO Ltd. Series 2014-1A Class BR2 (U.S. SOFR 3 Month+2.71%)144A±	6.98	10-20-2034	4,400,000	4,402,310
Jack in the Box Funding LLC Series 2022-1A Class A2II144A	4.14	2-26-2052	4,862,000	4,327,534
Jersey Mike’s Funding LLC Series 2024-1A Class A2144A	5.64	2-15-2055	9,137,100	9,217,452
Jimmy Johns Funding LLC Series 2017-1A Class A2II144A	4.85	7-30-2047	2,335,825	2,293,596
Jonah Energy ABS I LLC Series 2022-1 Class A1144A	7.20	12-10-2037	6,821,948	6,844,742
LCM 37 Ltd. Series 37A Class A1R (U.S. SOFR 3 Month+1.06%)144A±	5.32	4-15-2034	3,650,000	3,639,692
Lendmark Funding Trust Series 2021-1A Class A144A	1.90	11-20-2031	2,065,000	1,969,049
LoanCore Issuer LLC Series 2025-CRE8 Class C (U.S. SOFR 1 Month+2.14%)144A±	6.47	8-17-2042	1,000,000	989,369
Lyra Music Assets Delaware LP Series 2024-2A Class A2144A	5.76	12-22-2064	9,985,668	9,836,632
MetroNet Infrastructure Issuer LLC Series 2023-1A Class A2144A	6.56	4-20-2053	5,928,000	6,060,877
MF1 Ltd. Series 2022-FL8 Class A (U.S. SOFR 1 Month+1.35%)144A±	5.67	2-19-2037	10,656,726	10,649,673
MF1 Ltd. Series 2022-FL8 Class C (U.S. SOFR 1 Month+2.20%)144A±	6.52	2-19-2037	8,750,000	8,550,935
MNR ABS Issuer I LLC‡	8.12	12-15-2038	6,203,475	6,281,019
Monroe Capital ABS Funding II Ltd. Series 2023-1A Class A1R144A	6.77	7-22-2034	1,245,000	1,244,089
NBC Funding LLC Series 2024-1A Class A2144A	6.75	7-30-2054	22,089,000	22,388,109
Neighborly Issuer LLC Series 2021-1A Class A2144A	3.58	4-30-2051	7,680,000	7,129,666
New Economy Assets - Phase 1 Sponsor LLC Series 2021-1 Class B1144A	2.41	10-20-2061	3,750,000	3,413,485
NextGear Floorplan Master Owner Trust Series 2024-2A Class A2144A	4.42	9-15-2029	13,650,000	13,622,712
Oak Street Investment Grade Net Lease Fund Series 2020-1A Class A5144A	3.39	11-20-2050	5,359,500	5,198,419
Oak Street Investment Grade Net Lease Fund Series 2020-1A Class B1144A	5.11	11-20-2050	3,325,000	3,225,124
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 7

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Oak Street Investment Grade Net Lease Fund Series 2021-1A Class A3144A	2.80%	1-20-2051	$4,892,167	$4,745,373
Octane Receivables Trust Series 2022-2A Class A144A	5.11	2-22-2028	353,162	353,252
Octane Receivables Trust Series 2023-1A Class A144A	5.87	5-21-2029	583,639	584,990
Octane Receivables Trust Series 2023-1A Class B144A	5.96	7-20-2029	3,045,000	3,062,336
OneMain Direct Auto Receivables Trust Series 2025-1A Class A144A	5.36	4-16-2035	6,500,000	6,646,307
OneMain Financial Issuance Trust Series 2020-2A Class A144A	1.75	9-14-2035	1,220,000	1,186,693
OWN Equipment Fund I LLC Series 2024-2M Class A144A	5.70	12-20-2032	12,945,468	13,049,776
Oxford Finance Credit Fund III LP Series 2024-A Class A2144A	6.68	1-14-2032	9,035,000	9,144,978
Pagaya AI Debt Selection Trust Series 2021-HG1 Class A144A	1.22	1-16-2029	300,161	298,380
Pagaya AI Debt Trust Series 2023-6 Class B144A	7.46	6-16-2031	796,871	797,478
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1 Class A144A	5.72	1-20-2034	4,000,000	4,012,500
PFS Financing Corp. Series 2024-B Class A144A	4.95	2-15-2029	1,575,000	1,585,779
Planet Fitness Master Issuer LLC Series 2024-1A Class A2I144A	5.77	6-5-2054	23,059,125	23,328,997
Prestige Auto Receivables Trust Series 2024-2A Class B144A	4.56	2-15-2029	1,900,000	1,892,080
PureWest ABS Issuer LLC	5.69	4-5-2040	3,955,180	3,964,673
Qdoba Funding LLC Series 2023-1A Class A2144A	8.50	9-14-2053	10,234,350	10,662,565
RCKT Mortgage Trust Series 2023-CES3 Class A1A144A±±	7.11	11-25-2043	16,330,300	16,566,882
RCKT Mortgage Trust Series 2024-CES2 Class A1A144A±±	6.14	4-25-2044	5,474,732	5,508,188
Retained Vantage Data Centers Issuer LLC Series 2023-1A Class A2A144A	5.00	9-15-2048	16,130,000	15,945,107
Retained Vantage Data Centers Issuer LLC Series 2024-1A Class A2144A	4.99	9-15-2049	22,900,000	22,494,331
Saluda Grade Alternative Mortgage Trust Series 2023- FIG3 Class A144A±±	7.07	8-25-2053	7,995,722	8,235,567
Saluda Grade Alternative Mortgage Trust Series 2023- FIG4 Class A144A±±	6.72	11-25-2053	7,893,605	8,151,933
SEB Funding LLC Series 2021-1A Class A2144A	4.97	1-30-2052	4,114,687	4,028,557
Service Experts Issuer LLC Series 2021-1A Class A144A	2.67	2-2-2032	2,827,359	2,747,658
Service Experts Issuer LLC Series 2021-1A Class B144A	3.28	2-2-2032	6,445,000	6,075,449
Service Experts Issuer LLC Series 2024-1A Class A144A	6.39	11-20-2035	9,957,484	10,093,576
ServiceMaster Funding LLC Series 2020-1 Class A2II144A	3.34	1-30-2051	2,753,501	2,361,347
SESAC Finance LLC Series 2024-1 Class A2144A	6.42	1-25-2054	2,320,625	2,335,044
SLM Student Loan Trust Series 2003-10A Class A4 (90 Day Average U.S. SOFR+0.93%)144A±	5.31	12-17-2068	2,605,496	2,572,395
Sotheby’s ArtFi Master Trust Series 2024-1A Class A1144A	6.43	12-22-2031	10,600,000	10,682,680
See accompanying notes to portfolio of investments
8 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Sound Point CLO VIII-R Ltd. Series 2015-1RA Class BR (U.S. SOFR 3 Month+1.81%)144A±	6.07%	4-15-2030	$8,588,251	$8,594,928
SpringCastle America Funding LLC Series 2020-AA Class A144A	1.97	9-25-2037	1,369,478	1,281,228
Stack Infrastructure Issuer LLC Series 2024-1A Class A2144A	5.90	3-25-2049	1,500,000	1,517,024
Starwood Ltd. Series 2022-FL3 Class A (30 Day Average U.S. SOFR+1.35%)144A±	5.68	11-15-2038	911,511	909,589
Store Master Funding I-VII XIV XIX XX XXIV Series 2023-1A Class A1144A	6.19	6-20-2053	6,930,000	6,980,884
Subway Funding LLC Series 2024-3A Class A2I144A	5.25	7-30-2054	8,457,500	8,312,361
Subway Funding LLC Series 2024-3A Class A23144A	5.91	7-30-2054	2,189,000	2,140,077
Switch ABS Issuer LLC Series 2024-1A Class A2144A	6.28	3-25-2054	4,890,000	4,937,567
Switch ABS Issuer LLC Series 2024-2A Class A2144A	5.44	6-25-2054	13,115,000	13,076,661
Taco Bell Funding LLC Series 2021-1A Class A23144A	2.54	8-25-2051	491,250	419,509
TierPoint Issuer LLC Series 2023-1A Class A2144A	6.00	6-25-2053	3,390,000	3,392,422
TierPoint Issuer LLC Series 2025-1A Class A2144A	6.15	4-26-2055	1,300,000	1,309,141
Towd Point Mortgage Trust Series 2024-CES1 Class A2144A±±	6.44	1-25-2064	2,769,000	2,793,534
TRTX Issuer Ltd. Series 2022-FL5 Class A (U.S. SOFR 1 Month+1.65%)144A±	5.98	2-15-2039	1,117,862	1,117,098
TRTX Issuer Ltd. Series 2025-FL6 Class A (U.S. SOFR 1 Month+1.54%)144A±	5.86	9-18-2042	10,000,000	9,993,747
TSC SPV Funding LLC Series 2024-1A Class A2144A	6.29	8-20-2054	7,139,125	6,941,837
Uniti Fiber ABS Issuer LLC Series 2025-1A Class A2144A	5.88	4-20-2055	3,610,000	3,665,899
Vantage Data Centers Issuer LLC Series 2020-1A Class A2144A	1.65	9-15-2045	2,340,000	2,316,181
Venture 44 CLO Ltd. Series 2021-44A Class A1NR (U.S. SOFR 3 Month+1.14%)144A±	5.41	10-20-2034	4,650,000	4,629,098
Venture CLO Ltd. Series 2017-30A Class B (U.S. SOFR 3 Month+1.86%)144A±	6.12	1-15-2031	250,000	249,976
Vertical Bridge Holdings LLC Series 2020-2A Class B144A	3.23	9-15-2050	5,000,000	4,955,528
Wendy’s Funding LLC Series 2021-1A Class A2II144A	2.78	6-15-2051	529,372	462,652
Westgate Resorts LLC Series 2022-1A Class C144A	2.49	8-20-2036	3,393,416	3,362,927
Wingstop Funding LLC Series 2024-1A Class A2144A	5.86	12-5-2054	9,500,000	9,609,455
Zais CLO 6 Ltd. Series 2017-1A Class CR (U.S. SOFR 3 Month+2.91%)144A±	7.17	7-15-2029	1,642,821	1,645,851
Zaxby’s Funding LLC Series 2021-1A Class A2144A	3.24	7-30-2051	4,735,500	4,332,867
Zayo Issuer LLC Series 2025-1A Class A2144A	5.65	3-20-2055	8,000,000	8,038,217
Zayo Issuer LLC Series 2025-2A Class A2144A	5.95	6-20-2055	2,540,000	2,565,202
Ziply Fiber Issuer LLC Series 2024-1A Class A2144A	6.64	4-20-2054	21,825,000	22,363,128
Total asset-backed securities (Cost $955,590,053)				958,505,730
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 9

Portfolio of investments—May 31, 2025 (unaudited)

	Shares	Value
Common stocks: 0.00%
Financials: 0.00%
Financial services: 0.00%
Unifin Financiera SAB de CV♦†	305,668	$0
Total common stocks (Cost $0)		0

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 18.96%
Basic materials: 0.50%
Chemicals: 0.38%
Celanese U.S. Holdings LLC	6.50%	4-15-2030	$9,000,000	9,071,127
Celanese U.S. Holdings LLC	6.63	7-15-2032	645,000	660,096
LYB International Finance III LLC	5.50	3-1-2034	4,340,000	4,233,647
LYB International Finance III LLC	6.15	5-15-2035	7,235,000	7,347,378
Syensqo Finance America LLC144A	5.85	6-4-2034	12,015,000	12,208,884
Westlake Corp.	1.63	7-17-2029	2,750,000	2,936,678
				36,457,810
Iron/steel: 0.08%
Cleveland-Cliffs, Inc.144A	4.88	3-1-2031	1,305,000	1,066,326
Nucor Corp.	5.10	6-1-2035	7,000,000	6,870,658
				7,936,984
Mining: 0.04%
Glencore Funding LLC144A	3.38	9-23-2051	3,910,000	2,498,730
Kaiser Aluminum Corp.144A	4.63	3-1-2028	885,000	860,107
				3,358,837
Communications: 1.39%
Advertising: 0.02%
Lamar Media Corp.	4.00	2-15-2030	1,205,000	1,135,655
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	7.38	2-15-2031	910,000	961,008
				2,096,663
Internet: 0.17%
Booking Holdings, Inc.	4.13	5-12-2033	2,500,000	2,984,202
Match Group Holdings II LLC144A	4.13	8-1-2030	2,520,000	2,325,738
MercadoLibre, Inc.	3.13	1-14-2031	12,050,000	10,725,158
				16,035,098
Media: 1.01%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	22,600,000	19,509,066
Charter Communications Operating LLC/Charter Communications Operating Capital	3.85	4-1-2061	6,000,000	3,697,968
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	5,420,000	3,577,563
See accompanying notes to portfolio of investments
10 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media(continued)
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40%	12-1-2061	$22,550,000	$15,190,945
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	16,853,000	17,543,992
Comcast Corp.	6.05	5-15-2055	5,000,000	4,989,894
News Corp.144A	3.88	5-15-2029	22,230,000	21,082,916
News Corp.144A	5.13	2-15-2032	95,000	91,343
Sirius XM Radio LLC144A	4.00	7-15-2028	895,000	849,296
Time Warner Cable LLC	5.50	9-1-2041	12,015,000	10,589,109
				97,122,092
Telecommunications: 0.19%
AT&T, Inc.	3.55	9-15-2055	13,760,000	9,096,489
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15	3-20-2028	9,762,000	9,804,532
				18,901,021
Consumer, cyclical: 2.98%
Airlines: 1.05%
American Airlines Pass-Through Trust Series 2015-1 Class A	3.38	5-1-2027	17,330,848	16,829,284
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.75	4-20-2029	8,260,000	8,111,135
British Airways Pass-Through Trust Series 2020-1 Class A144A	4.25	11-15-2032	4,562,979	4,305,644
Delta Air Lines Pass-Through Trust Series 2020-1 Class AA	2.00	6-10-2028	2,868,890	2,679,340
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.75	10-20-2028	32,400,000	32,274,521
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.144A	6.50	6-20-2027	27,291,600	27,354,234
United Airlines Pass-Through Trust Series 2020-1 Class B	4.88	1-15-2026	6,150,599	6,120,585
United Airlines Pass-Through Trust Series 2023-1 Class A	5.80	1-15-2036	2,861,165	2,863,956
				100,538,699
Auto manufacturers: 0.48%
Ford Motor Co.	3.25	2-12-2032	11,415,000	9,419,740
Ford Motor Co.	6.10	8-19-2032	6,125,000	5,982,603
Ford Motor Credit Co. LLC	4.00	11-13-2030	12,465,000	11,100,833
General Motors Financial Co., Inc.	5.85	4-6-2030	9,130,000	9,326,137
Hyundai Capital America144A	1.30	1-8-2026	4,405,000	4,311,580
Hyundai Capital America144A	5.30	3-19-2027	3,965,000	3,991,482
Hyundai Capital America144A	5.65	6-26-2026	2,285,000	2,305,365
				46,437,740
Auto parts & equipment: 0.01%
Adient Global Holdings Ltd.144A	7.00	4-15-2028	920,000	940,271
Entertainment: 0.33%
Cinemark USA, Inc.144A	5.25	7-15-2028	700,000	690,575
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 11

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Entertainment(continued)
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.144A	6.63%	5-1-2032	$860,000	$876,776
Warnermedia Holdings, Inc.	4.28	3-15-2032	15,370,000	13,042,510
Warnermedia Holdings, Inc.	5.14	3-15-2052	26,460,000	17,152,910
				31,762,771
Home builders: 0.01%
LGI Homes, Inc.144A	8.75	12-15-2028	710,000	730,695
Housewares: 0.01%
Newell Brands, Inc.	6.38	5-15-2030	1,055,000	991,114
Leisure time: 0.16%
Sabre Global, Inc.144A	10.75	11-15-2029	15,358,000	15,665,160
Lodging: 0.33%
Las Vegas Sands Corp.	5.63	6-15-2028	7,525,000	7,542,028
Las Vegas Sands Corp.	6.00	6-14-2030	10,040,000	10,148,791
Las Vegas Sands Corp.	6.20	8-15-2034	14,395,000	14,275,874
				31,966,693
Retail: 0.28%
FirstCash, Inc.144A	6.88	3-1-2032	885,000	907,133
Group 1 Automotive, Inc.144A	6.38	1-15-2030	1,330,000	1,354,460
Kohl’s Corp.	5.13	5-1-2031	3,840,000	2,442,521
Macy’s Retail Holdings LLC144A	5.88	3-15-2030	10,250,000	9,782,372
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	995,000	921,720
PetSmart, Inc./PetSmart Finance Corp.144A	4.75	2-15-2028	4,145,000	4,000,221
Sally Holdings LLC/Sally Capital, Inc.	6.75	3-1-2032	785,000	797,537
Sonic Automotive, Inc.144A	4.63	11-15-2029	6,710,000	6,409,626
				26,615,590
Toys/games/hobbies: 0.32%
Hasbro, Inc.	6.05	5-14-2034	14,940,000	15,139,803
Mattel, Inc.144A	5.88	12-15-2027	16,020,000	16,076,070
				31,215,873
Consumer, non-cyclical: 1.91%
Agriculture: 0.31%
Altria Group, Inc.	1.70	6-15-2025	2,000,000	2,270,155
BAT Capital Corp.	4.76	9-6-2049	5,825,000	4,676,472
BAT Capital Corp.	5.63	8-15-2035	10,630,000	10,650,677
BAT Capital Corp.	6.25	8-15-2055	11,680,000	11,511,797
Reynolds American, Inc.	7.00	8-4-2041	285,000	293,134
				29,402,235
See accompanying notes to portfolio of investments
12 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Biotechnology: 0.23%
Biogen, Inc.	5.75%	5-15-2035	$12,430,000	$12,513,689
Biogen, Inc.	6.45	5-15-2055	9,465,000	9,468,172
				21,981,861
Commercial services: 0.43%
Ashtead Capital, Inc.144A	5.55	5-30-2033	8,485,000	8,403,028
Block, Inc.	3.50	6-1-2031	985,000	890,028
CoreCivic, Inc.	8.25	4-15-2029	4,010,000	4,238,305
GEO Group, Inc.	8.63	4-15-2029	2,190,000	2,311,712
GEO Group, Inc.	10.25	4-15-2031	1,135,000	1,244,127
Global Payments, Inc.	5.95	8-15-2052	10,480,000	9,738,335
Service Corp. International	5.75	10-15-2032	1,205,000	1,197,455
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00	2-15-2026	5,630,000	5,376,525
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00	2-15-2027	1,050,000	941,569
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00	2-15-2028	1,150,000	969,380
United Rentals North America, Inc.	3.88	2-15-2031	550,000	507,480
Upbound Group, Inc.144A	6.38	2-15-2029	5,750,000	5,501,738
				41,319,682
Food: 0.29%
Mars, Inc.144A	5.20	3-1-2035	14,000,000	13,947,485
Mars, Inc.144A	5.70	5-1-2055	13,470,000	13,067,247
U.S. Foods, Inc.144A	5.75	4-15-2033	670,000	658,209
				27,672,941
Healthcare-products: 0.02%
Danaher Corp.	2.50	3-30-2030	2,000,000	2,240,438
Healthcare-services: 0.37%
DaVita, Inc.144A	6.88	9-1-2032	4,980,000	5,058,893
HCA, Inc.	5.95	9-15-2054	10,465,000	9,870,048
Highmark, Inc.144A	2.55	5-10-2031	11,720,000	9,938,911
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	835,000	808,314
Tenet Healthcare Corp.	6.75	5-15-2031	935,000	963,098
UnitedHealth Group, Inc.	5.05	4-15-2053	10,975,000	9,433,022
				36,072,286
Household products/wares: 0.02%
Central Garden & Pet Co.	4.13	10-15-2030	1,970,000	1,821,815
Pharmaceuticals: 0.24%
AbbVie, Inc.	5.60	3-15-2055	6,915,000	6,742,406
Viatris, Inc.	3.85	6-22-2040	10,610,000	7,542,087
Viatris, Inc.	4.00	6-22-2050	13,302,000	8,511,614
				22,796,107
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 13

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy: 1.64%
Energy-alternate sources: 0.01%
TerraForm Power Operating LLC144A	4.75%	1-15-2030	$925,000	$871,919
Oil & gas: 0.88%
APA Corp.144A	5.25	2-1-2042	5,921,000	4,585,496
BP Capital Markets America, Inc.	5.23	11-17-2034	26,575,000	26,460,672
ConocoPhillips Co.	5.50	1-15-2055	21,010,000	19,370,905
ConocoPhillips Co.	5.65	1-15-2065	3,975,000	3,661,179
Coterra Energy, Inc.	5.40	2-15-2035	6,910,000	6,700,609
Coterra Energy, Inc.	5.90	2-15-2055	4,490,000	4,047,509
Devon Energy Corp.	5.25	10-15-2027	1,017,000	1,017,424
Expand Energy Corp.	5.38	3-15-2030	11,120,000	11,059,583
Occidental Petroleum Corp.	6.05	10-1-2054	4,150,000	3,607,198
Occidental Petroleum Corp.	6.13	1-1-2031	4,169,000	4,244,338
				84,754,913
Oil & gas services: 0.11%
Schlumberger Holdings Corp.144A	4.85	5-15-2033	11,430,000	11,040,890
Pipelines: 0.64%
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	3,575,000	3,747,276
Energy Transfer LP Series H (5 Year Treasury Constant Maturity+5.69%)ʊ±	6.50	11-15-2026	2,155,000	2,149,570
Enterprise Products Operating LLC	5.55	2-16-2055	10,505,000	9,801,920
Harvest Midstream I LP144A	7.50	5-15-2032	1,415,000	1,453,808
Hess Midstream Operations LP144A	5.50	10-15-2030	795,000	786,024
Kinetik Holdings LP144A	5.88	6-15-2030	1,340,000	1,332,037
Prairie Acquiror LP144A	9.00	8-1-2029	5,050,000	5,133,764
Rockies Express Pipeline LLC144A	6.88	4-15-2040	1,000,000	957,557
South Bow USA Infrastructure Holdings LLC144A	5.03	10-1-2029	14,860,000	14,735,050
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	12,345,000	11,828,809
Venture Global LNG, Inc.144A	9.50	2-1-2029	4,520,000	4,832,540
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	4,705,000	4,437,618
				61,195,973
Financial: 6.63%
Banks: 3.23%
Bank of America Corp. (U.S. SOFR+1.74%)±	5.52	10-25-2035	22,135,000	21,727,222
Bank of America Corp. (U.S. SOFR+1.91%)±	5.43	8-15-2035	7,960,000	7,799,621
Bank of America Corp. (U.S. SOFR 3 Month+1.84%)±	3.82	1-20-2028	6,200,000	6,116,851
Bank of America Corp. Series OO (5 Year Treasury Constant Maturity+2.68%)ʊ±	6.63	5-1-2030	9,175,000	9,320,405
Goldman Sachs Group, Inc. (U.S. SOFR+1.25%)±	2.38	7-21-2032	5,720,000	4,922,182
Goldman Sachs Group, Inc. (U.S. SOFR+1.55%)±	5.33	7-23-2035	8,785,000	8,710,547
JPMorgan Chase & Co. (U.S. SOFR+1.02%)±	2.07	6-1-2029	16,465,000	15,313,603
JPMorgan Chase & Co. (U.S. SOFR+1.31%)±	5.01	1-23-2030	13,975,000	14,140,710
See accompanying notes to portfolio of investments
14 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
JPMorgan Chase & Co. (U.S. SOFR+1.45%)±	5.30%	7-24-2029	$5,170,000	$5,274,816
JPMorgan Chase & Co. (U.S. SOFR+1.75%)±	4.57	6-14-2030	17,530,000	17,458,630
JPMorgan Chase & Co. (U.S. SOFR+1.85%)±	5.35	6-1-2034	9,360,000	9,466,943
JPMorgan Chase & Co. (U.S. SOFR 3 Month+0.70%)±	1.04	2-4-2027	8,275,000	8,074,300
Morgan Stanley (U.S. SOFR+1.20%)±	2.51	10-20-2032	12,080,000	10,401,381
Morgan Stanley (U.S. SOFR+1.22%)±	5.04	7-19-2030	7,235,000	7,306,853
Morgan Stanley (U.S. SOFR+1.36%)±	2.48	9-16-2036	10,660,000	8,908,429
Morgan Stanley (U.S. SOFR+1.59%)±	5.16	4-20-2029	8,265,000	8,380,343
Morgan Stanley (U.S. SOFR+1.71%)±	5.52	11-19-2055	12,570,000	11,976,830
Morgan Stanley (U.S. SOFR+1.73%)±	5.12	2-1-2029	10,725,000	10,854,291
Morgan Stanley (U.S. SOFR+1.76%)±	5.66	4-17-2036	11,715,000	11,906,346
Morgan Stanley (U.S. SOFR+1.83%)±	6.41	11-1-2029	14,845,000	15,648,684
National Securities Clearing Corp.144A	5.00	5-30-2028	5,165,000	5,257,444
Santander Holdings USA, Inc. (U.S. SOFR+1.88%)±	5.74	3-20-2031	14,505,000	14,655,568
Santander Holdings USA, Inc. (U.S. SOFR+3.28%)±	7.66	11-9-2031	11,775,000	12,963,097
U.S. Bancorp (U.S. SOFR+1.86%)±	5.68	1-23-2035	9,930,000	10,115,999
U.S. Bancorp (U.S. SOFR+2.26%)±	5.84	6-12-2034	33,830,000	34,931,529
Wells Fargo & Co. (U.S. SOFR+1.50%)±	3.35	3-2-2033	9,585,000	8,597,014
Wells Fargo & Co. (U.S. SOFR 3 Month+4.50%)±	5.01	4-4-2051	11,530,000	10,116,846
				310,346,484
Diversified financial services: 0.61%
Aircastle Ltd.144A	5.95	2-15-2029	15,725,000	16,132,469
Aircastle Ltd./Aircastle Ireland DAC144A	5.25	3-15-2030	14,665,000	14,598,221
Citadel Finance LLC144A	3.38	3-9-2026	8,215,000	8,092,650
Citadel Finance LLC144A	5.90	2-10-2030	8,820,000	8,777,958
Computershare U.S., Inc.	1.13	10-7-2031	7,450,000	7,313,030
Jane Street Group/JSG Finance, Inc.144A	7.13	4-30-2031	1,600,000	1,671,461
PRA Group, Inc.144A	5.00	10-1-2029	970,000	870,143
United Wholesale Mortgage LLC144A	5.50	4-15-2029	1,025,000	981,236
				58,437,168
Insurance: 1.70%
200 Park Funding Trust144A	5.74	2-15-2055	25,765,000	24,846,206
Cincinnati Financial Corp.	6.13	11-1-2034	6,850,000	7,218,554
Essent Group Ltd.	6.25	7-1-2029	7,855,000	8,097,158
Guardian Life Insurance Co. of America144A	4.85	1-24-2077	13,670,000	11,041,447
Jackson Financial, Inc.	4.00	11-23-2051	9,451,000	6,239,355
MetLife, Inc. Series G (5 Year Treasury Constant Maturity+3.58%)ʊ±	3.85	9-15-2025	12,859,000	12,744,030
New York Life Insurance Co.144A	3.75	5-15-2050	6,500,000	4,667,787
New York Life Insurance Co.144A	5.88	5-15-2033	13,030,000	13,520,570
NMI Holdings, Inc.	6.00	8-15-2029	6,355,000	6,449,850
Northwestern Mutual Life Insurance Co.144A	3.63	9-30-2059	17,534,000	11,602,369
Northwestern Mutual Life Insurance Co.144A	6.17	5-29-2055	6,240,000	6,418,290
Omnis Funding Trust144A%%	6.72	5-15-2055	19,735,000	19,856,747
PartnerRe Finance B LLC (5 Year Treasury Constant Maturity+3.82%)±	4.50	10-1-2050	7,490,000	6,924,776
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 15

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance(continued)
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.16%)±	5.13%	3-1-2052	$2,265,000	$2,176,196
RGA Global Funding144A	5.05	12-6-2031	9,266,000	9,151,781
Transatlantic Holdings, Inc.	8.00	11-30-2039	6,994,000	8,468,807
Unum Group144A	4.05	8-15-2041	5,788,000	4,511,477
				163,935,400
Investment Companies: 0.17%
Ares Capital Corp. BDC	2.88	6-15-2028	5,375,000	5,018,604
Ares Capital Corp. BDC%%	5.50	9-1-2030	11,160,000	11,073,008
				16,091,612
REITs: 0.92%
Brandywine Operating Partnership LP	8.30	3-15-2028	7,370,000	7,726,737
Brandywine Operating Partnership LP	8.88	4-12-2029	1,015,000	1,080,851
EPR Properties	3.60	11-15-2031	6,425,000	5,733,715
Essential Properties LP	2.95	7-15-2031	16,938,000	14,817,548
Iron Mountain, Inc.144A	4.50	2-15-2031	3,760,000	3,523,118
Iron Mountain, Inc.144A	5.25	3-15-2028	920,000	909,910
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	710,000	736,306
Omega Healthcare Investors, Inc.	3.63	10-1-2029	8,365,000	7,870,606
Piedmont Operating Partnership LP	2.75	4-1-2032	2,670,000	2,146,248
Piedmont Operating Partnership LP	9.25	7-20-2028	6,908,000	7,628,378
Realty Income Corp.	5.13	7-6-2034	4,700,000	5,823,386
Sabra Health Care LP	5.13	8-15-2026	12,800,000	12,780,797
SBA Tower Trust144A	1.63	11-15-2026	6,595,000	6,268,529
Starwood Property Trust, Inc.144A	6.50	7-1-2030	3,985,000	4,041,559
WEA Finance LLC/Westfield U.K. & Europe Finance PLC144A	4.75	9-17-2044	9,810,000	7,808,245
				88,895,933
Industrial: 0.99%
Aerospace/defense: 0.19%
Boeing Co.	5.81	5-1-2050	6,600,000	6,180,440
Boeing Co.	6.86	5-1-2054	6,500,000	6,932,308
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	3,745,000	4,135,472
TransDigm, Inc.144A	6.63	3-1-2032	1,110,000	1,133,870
				18,382,090
Building materials: 0.13%
Builders FirstSource, Inc.144A	6.38	3-1-2034	1,145,000	1,140,799
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	5,000,000	4,425,000
EMRLD Borrower LP/Emerald Co-Issuer, Inc.144A	6.63	12-15-2030	1,080,000	1,090,923
Quikrete Holdings, Inc.144A	6.38	3-1-2032	4,850,000	4,928,362
Standard Industries, Inc.144A	5.00	2-15-2027	795,000	789,585
				12,374,669
See accompanying notes to portfolio of investments
16 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electrical components & equipment: 0.02%
WESCO Distribution, Inc.144A	6.63%	3-15-2032	$1,670,000	$1,709,629
Electronics: 0.04%
Sensata Technologies, Inc.144A	6.63	7-15-2032	4,125,000	4,161,898
Environmental control: 0.01%
Clean Harbors, Inc.144A	6.38	2-1-2031	650,000	661,447
Machinery-diversified: 0.01%
Chart Industries, Inc.144A	7.50	1-1-2030	920,000	960,297
Packaging & containers: 0.08%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	6,950,000	6,967,118
Ball Corp.	2.88	8-15-2030	825,000	731,202
				7,698,320
Transportation: 0.21%
Genesee & Wyoming, Inc.144A	6.25	4-15-2032	980,000	995,289
United Parcel Service, Inc.	5.95	5-14-2055	9,955,000	9,907,133
United Parcel Service, Inc.	6.05	5-14-2065	9,990,000	9,927,784
				20,830,206
Trucking & leasing: 0.30%
Fortress Transportation & Infrastructure Investors LLC144A	7.00	6-15-2032	24,680,000	25,229,229
GATX Corp.	6.05	6-5-2054	3,555,000	3,460,435
				28,689,664
Technology: 1.17%
Computers: 0.43%
Booz Allen Hamilton, Inc.	5.95	4-15-2035	15,260,000	15,100,168
Insight Enterprises, Inc.144A	6.63	5-15-2032	750,000	764,201
Kyndryl Holdings, Inc.	2.05	10-15-2026	3,938,000	3,797,791
NetApp, Inc.	5.70	3-17-2035	20,090,000	20,191,073
Seagate HDD Cayman	9.63	12-1-2032	935,000	1,061,249
				40,914,482
Semiconductors: 0.60%
Entegris, Inc.144A	4.75	4-15-2029	6,995,000	6,791,930
Entegris, Inc.144A	5.95	6-15-2030	1,225,000	1,225,672
Foundry JV Holdco LLC144A	6.20	1-25-2037	28,905,000	29,540,819
Intel Corp.	2.80	8-12-2041	3,490,000	2,275,411
Intel Corp.	3.25	11-15-2049	5,915,000	3,602,194
Micron Technology, Inc.	6.05	11-1-2035	14,075,000	14,352,471
				57,788,497
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 17

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Software: 0.14%
Cloud Software Group, Inc.144A	8.25%	6-30-2032		$10,000,000	$10,514,720
Oracle Corp.	3.85	4-1-2060		4,405,000	2,930,908
					13,445,628
Utilities: 1.75%
Electric: 1.65%
AES Corp. (5 Year Treasury Constant Maturity+3.20%)±	7.60	1-15-2055		935,000	942,398
Baltimore Gas & Electric Co.	5.45	6-1-2035		8,320,000	8,375,761
Dominion Energy, Inc. (5 Year Treasury Constant Maturity+2.21%)±	6.63	5-15-2055		9,465,000	9,476,066
Duke Energy Corp.	3.10	6-15-2028		1,600,000	1,829,223
Duke Energy Corp.	3.85	6-15-2034		7,400,000	8,382,266
Duke Energy Indiana LLC	5.40	4-1-2053		8,165,000	7,533,624
Entergy Mississippi LLC	5.80	4-15-2055		5,970,000	5,772,385
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054		11,345,000	11,598,911
Evergy, Inc. (5 Year Treasury Constant Maturity+2.56%)±	6.65	6-1-2055		8,790,000	8,700,575
Interstate Power & Light Co.	5.60	6-29-2035		7,680,000	7,725,231
PG&E Corp.	5.25	7-1-2030		1,055,000	1,023,626
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055		17,235,000	16,876,772
PSEG Power LLC144A	5.75	5-15-2035		12,505,000	12,594,760
Sempra (5 Year Treasury Constant Maturity+2.35%)±	6.63	4-1-2055		10,250,000	9,644,938
Southern California Edison Co.	3.65	2-1-2050		1,655,000	1,072,052
Southern California Edison Co.	5.75	4-15-2054		9,175,000	8,059,734
Southern California Edison Co.	5.90	3-1-2055		14,670,000	13,172,716
Southwestern Public Service Co.	6.00	6-1-2054		5,485,000	5,374,402
Vistra Operations Co. LLC144A	3.70	1-30-2027		20,190,000	19,812,232
Vistra Operations Co. LLC144A	7.75	10-15-2031		1,035,000	1,097,450
					159,065,122
Gas: 0.10%
Brooklyn Union Gas Co.144A	6.39	9-15-2033		8,755,000	9,146,467
Total corporate bonds and notes (Cost $1,829,180,469)					1,823,479,184
Foreign corporate bonds and notes: 3.25%
Communications: 0.72%
Internet: 0.06%
United Group BV144A	6.50	10-31-2031	EUR	5,000,000	5,846,291
Media: 0.00%
Tele Columbus AG (PIK at 10.00%)144A¥	10.00	1-1-2029	EUR	173,494	151,685
Telecommunications: 0.66%
British Telecommunications PLC (UK Gilts 5 Year+3.82%)±	8.38	12-20-2083	GBP	5,000,000	7,198,063
Eutelsat SA	1.50	10-13-2028	EUR	5,600,000	5,470,655
See accompanying notes to portfolio of investments
18 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Telecommunications(continued)
Fibercop SpA	1.63%	1-18-2029	EUR	5,824,000	$6,148,738
Koninklijke KPN NV	3.88	7-3-2031	EUR	4,600,000	5,444,054
Lorca Telecom Bondco SA	4.00	9-18-2027	EUR	5,000,000	5,677,251
Tele2 AB	0.75	3-23-2031	EUR	5,400,000	5,456,719
Telecom Italia SpA	1.63	1-18-2029	EUR	3,376,000	3,639,059
Telefonaktiebolaget LM Ericsson	1.00	5-26-2029	EUR	1,550,000	1,623,580
Telefonica Europe BV (EUR Swap Annual (vs. 6 Month EURIBOR) 7 Year+3.35%)ʊ±	6.14	2-3-2030	EUR	5,000,000	6,020,667
VMED O2 U.K. Financing I PLC	5.63	4-15-2032	EUR	5,000,000	5,854,784
Vodafone Group PLC (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.48%)±	3.00	8-27-2080	EUR	4,535,000	4,846,747
Zegona Finance PLC144A	6.75	7-15-2029	EUR	5,000,000	6,032,079
					63,412,396
Consumer, cyclical: 0.46%
Auto parts & equipment: 0.04%
Forvia SE	7.25	6-15-2026	EUR	3,262,000	3,775,352
Entertainment: 0.23%
888 Acquisitions Ltd.144A	7.56	7-15-2027	EUR	5,000,000	5,692,012
Banijay Entertainment SASU144A	7.00	5-1-2029	EUR	5,000,000	5,934,146
Cirsa Finance International Sarl144A	10.38	11-30-2027	EUR	5,188,500	6,214,714
Universal Music Group NV	4.00	6-13-2031	EUR	3,800,000	4,498,424
					22,339,296
Leisure time: 0.12%
TUI AG	5.88	3-15-2029	EUR	5,030,000	5,939,767
TUI Cruises GmbH144A	5.00	5-15-2030	EUR	5,000,000	5,707,174
					11,646,941
Lodging: 0.07%
AccorInvest Group SA	5.50	11-15-2031	EUR	5,400,000	6,187,345
Consumer, non-cyclical: 0.59%
Agriculture: 0.06%
BAT International Finance PLC	2.25	1-16-2030	EUR	5,250,000	5,754,000
Beverages: 0.05%
Anheuser-Busch InBev SA	1.13	7-1-2027	EUR	4,000,000	4,427,647
Commercial services: 0.21%
Nexi SpA	2.13	4-30-2029	EUR	6,000,000	6,555,180
Rentokil Initial Finance BV	3.88	6-27-2027	EUR	3,000,000	3,477,356
Transurban Finance Co. Pty. Ltd.	4.23	4-26-2033	EUR	3,000,000	3,559,228
Verisure Holding AB	5.50	5-15-2030	EUR	5,445,000	6,432,683
Verisure Holding AB144A	9.25	10-15-2027	EUR	404,000	479,938
					20,504,385
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 19

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Food: 0.15%
Iceland Bondco PLC	10.88%	12-15-2027	GBP	5,000,000	$7,140,958
Market Bidco Finco PLC	5.50	11-4-2027	GBP	5,000,000	6,552,746
Sigma Holdco BV144A	5.75	5-15-2026	EUR	409,860	463,685
					14,157,389
Healthcare-services: 0.06%
Ephios Subco 3 Sarl	7.88	1-31-2031	EUR	5,000,000	6,105,896
Pharmaceuticals: 0.06%
Bayer AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.11%)±	3.13	11-12-2079	EUR	5,000,000	5,485,672
Energy: 0.07%
Oil & gas: 0.07%
Aker BP ASA	1.13	5-12-2029	EUR	1,200,000	1,263,347
Repsol International Finance BV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+2.77%)ʊ±	2.50	12-22-2026	EUR	500,000	557,245
Wintershall Dea Finance 2 BV Series NC8 (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.32%)ʊ±	3.00	7-20-2028	EUR	5,000,000	5,257,588
					7,078,180
Financial: 0.72%
Banks: 0.57%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75	9-22-2027	EUR	4,900,000	5,494,577
BAWAG Group AG (EURIBOR ICE Swap Rate 11:00am+5.05%)ʊ±	7.25	9-18-2029	EUR	5,000,000	5,848,420
CaixaBank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.55%)±	6.25	2-23-2033	EUR	2,800,000	3,399,853
Credit Agricole SA (EURIBOR ICE Swap Rate 11:00am+4.44%)ʊ±	7.25	9-23-2028	EUR	4,700,000	5,701,106
Deutsche Bank AG (3 Month EURIBOR+1.50%)±	4.13	4-4-2030	EUR	5,000,000	5,851,758
Deutsche Bank AG (3 Month EURIBOR+2.95%)±	5.00	9-5-2030	EUR	1,500,000	1,814,566
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+4.93%)ʊ±	8.00	9-5-2028	EUR	5,800,000	7,237,520
Nykredit Realkredit AS (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+4.57%)ʊ±	4.13	4-15-2026	EUR	5,400,000	6,097,401
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+5.20%)±	7.38	12-20-2032	EUR	5,900,000	7,187,578
UBS Group AG (EURIBOR ICE Swap Rate 11:00am+4.95%)±	7.75	3-1-2029	EUR	4,700,000	6,015,179
					54,647,958
Diversified financial services: 0.06%
Sherwood Financing PLC	4.50	11-15-2026	EUR	5,000,000	5,649,142
Insurance: 0.03%
AXA SA	3.63	1-10-2033	EUR	2,950,000	3,483,329
See accompanying notes to portfolio of investments
20 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Real estate: 0.06%
Castellum AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.45%)ʊ±	3.13%	12-2-2026	EUR	5,000,000	$5,513,110
Government securities: 0.10%
Multi-national: 0.10%
Banque Ouest Africaine de Developpement	2.75	1-22-2033	EUR	10,350,000	9,894,449
Industrial: 0.16%
Engineering & construction: 0.05%
Infrastrutture Wireless Italiane SpA	1.75	4-19-2031	EUR	4,800,000	5,042,203
Machinery-diversified: 0.05%
Nova Alexandre III SAS (3 Month EURIBOR+5.25%)144A±	7.53	7-15-2029	EUR	3,625,000	4,173,905
Packaging & containers: 0.06%
OI European Group BV	6.25	5-15-2028	EUR	5,000,000	5,868,279
Technology: 0.13%
Computers: 0.13%
Almaviva-The Italian Innovation Co. SpA144A	5.00	10-30-2030	EUR	5,000,000	5,826,704
Teleperformance SE	5.75	11-22-2031	EUR	5,300,000	6,519,777
					12,346,481
Utilities: 0.30%
Electric: 0.15%
Enel Finance International NVøø	0.75	6-17-2030	EUR	1,100,000	1,119,632
Enel Finance International NV	4.00	2-20-2031	EUR	3,000,000	3,558,048
Energia Group Roi Financeco DAC144A	6.88	7-31-2028	EUR	3,180,000	3,737,555
Vattenfall AB (UK Gilts 5 Year+1.90%)±	2.50	6-29-2083	GBP	4,713,000	5,731,054
					14,146,289
Gas: 0.09%
APA Infrastructure Ltd.	2.00	7-15-2030	EUR	8,250,000	8,835,243
Water: 0.06%
Holding d’Infrastructures des Metiers de l’Environnement	4.88	10-24-2029	EUR	5,000,000	5,877,714
Total foreign corporate bonds and notes (Cost $287,270,164)					312,350,577
Foreign government bonds: 2.77%
Brazil: 0.78%
Brazil	10.00	1-1-2027	BRL	455,000,000	75,247,304
Colombia: 0.24%
Colombia TES	7.75	9-18-2030	COP	110,000,000,000	22,874,976
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 21

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Indonesia: 0.23%
Indonesia	6.88%	4-15-2029	IDR	355,000,000,000	$22,058,601
South Africa: 0.25%
Republic of South Africa	8.00	1-31-2030	ZAR	446,075,000	24,158,602
United Kingdom: 1.27%
U.K. Gilts	3.25	1-31-2033	GBP	49,015,000	60,993,381
U.K. Gilts	4.13	7-22-2029	GBP	45,660,000	61,593,749
					122,587,130
Total foreign government bonds (Cost $257,650,709)					266,926,613

	Shares
Investment companies: 0.21%
Exchange-traded funds: 0.21%
SPDR Portfolio High Yield Bond ETF	844,925	19,855,737
Total investment companies (Cost $19,512,598)		19,855,737

			Principal
Loans: 0.26%
Communications: 0.08%
Media: 0.00%
DIRECTV Financing LLC (U.S. SOFR 3 Month+5.00%)±	9.54	8-2-2027	$447,771	449,012
Telecommunications: 0.08%
Lumen Technologies, Inc. (U.S. SOFR 1 Month+2.35%)±	6.79	4-15-2030	7,580,000	7,496,847
Consumer, cyclical: 0.02%
Airlines: 0.01%
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	8.05	4-1-2031	445,000	444,631
Retail: 0.01%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	7.81	3-3-2028	900,000	832,014
Consumer, non-cyclical: 0.06%
Healthcare-services: 0.06%
Modivcare, Inc. (U.S. SOFR 3 Month+4.75%)±	9.05	7-1-2031	7,481,058	5,020,613
Modivcare, Inc. (U.S. SOFR 3 Month+7.50%)±	11.71	1-9-2026	1,294,283	977,183
				5,997,796
Financial: 0.10%
Insurance: 0.10%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	7.69	12-23-2026	9,829,003	9,816,029
Total loans (Cost $27,630,906)				25,036,329
See accompanying notes to portfolio of investments
22 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 0.04%
Illinois: 0.02%
Housing revenue: 0.02%
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series B (AGM Insured)¤	0.00%	6-15-2026	$1,975,000	$1,903,631
Tax revenue: 0.00%
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series B CAB¤	0.00	12-15-2051	765,000	175,495
				2,079,126
Pennsylvania: 0.02%
Housing revenue: 0.02%
Commonwealth Financing Authority Pennsylvania Series A	4.14	6-1-2038	1,995,000	1,803,804
Total municipal obligations (Cost $3,993,825)				3,882,930
Non-agency mortgage-backed securities: 5.03%
1345 Trust Series 2025-AOA Class A (U.S. SOFR 1 Month+1.60%)144A±%%	5.90	6-15-2030	2,300,000	2,305,045
A&D Mortgage Trust Series 2024-NQM4 Class A1144A	5.46	8-25-2069	2,848,290	2,845,802
A&D Mortgage Trust Series 2024-NQM5 Class A1144A	5.70	11-25-2069	1,777,958	1,777,344
A&D Mortgage Trust Series 2024-NQM6 Class A2144A±±	5.92	1-25-2070	708,774	710,798
Agate Bay Mortgage Trust Series 2015-3 Class B3144A±±	3.46	4-25-2045	446,902	374,256
Ajax Mortgage Loan Trust Series 2021-E Class A1144A±±	1.74	12-25-2060	2,691,918	2,344,858
ALA Trust Series 2025-OANA Class A (U.S. SOFR 1 Month+1.74%)144A±%%	6.04	6-15-2030	5,000,000	5,020,941
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	546,932	518,713
Angel Oak Mortgage Trust Series 2024-10 Class A1144A±±	5.35	10-25-2069	9,870,633	9,825,693
BAHA Trust Series 2024-MAR Class B144A±±	6.84	12-10-2041	20,000,000	20,370,066
Bank Series 2022-BNK44 Class A5±±	5.74	11-15-2055	1,085,000	1,126,985
BBCMS Mortgage Trust Series 2024-5C25 Class AS±±	6.36	3-15-2057	14,415,000	14,947,875
Benchmark Mortgage Trust Series 2022-B33 Class A5	3.46	3-15-2055	14,391,000	12,980,502
BMO Mortgage Trust Series 2024-C8 Class AS±±	5.91	3-15-2057	10,685,000	10,975,706
BPR Trust Series 2022-OANA Class A (U.S. SOFR 1 Month+1.90%)144A±	6.23	4-15-2037	5,000,000	4,998,437
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1144A±±	2.72	11-25-2059	240,815	237,522
BX Commercial Mortgage Trust Series 2023-VLT3 Class B (U.S. SOFR 1 Month+2.69%)144A±	7.02	11-15-2028	13,250,000	13,250,000
BX Trust Series 2019-OC11 Class A144A	3.20	12-9-2041	4,975,000	4,602,244
BX Trust Series 2021-ARIA Class A (U.S. SOFR 1 Month+1.01%)144A±	5.34	10-15-2036	5,322,000	5,295,390
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 23

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
BX Trust Series 2021-ARIA Class D (U.S. SOFR 1 Month+2.01%)144A±	6.34%	10-15-2036	$9,836,000	$9,768,377
BX Trust Series 2022-CLS Class C144A	6.79	10-13-2027	1,000,000	977,996
BX Trust Series 2024-BIO Class C (U.S. SOFR 1 Month+2.64%)144A±	6.97	2-15-2041	10,995,000	10,912,537
CD Mortgage Trust Series 2017-CD6 Class A5	3.46	11-13-2050	1,035,000	1,001,049
CFMT LLC Series 2025-AB3 Class A144A±±	4.00	5-25-2055	2,000,000	1,886,105
CHNGE Mortgage Trust Series 2022-1 Class A1144A±±	3.01	1-25-2067	4,873,944	4,589,346
CHNGE Mortgage Trust Series 2022-2 Class A1144A±±	3.76	3-25-2067	1,064,437	1,028,570
CHNGE Mortgage Trust Series 2023-3 Class A1144A±±	7.10	7-25-2058	1,109,304	1,118,645
CHNGE Mortgage Trust Series 2023-4 Class A1144A±±	7.57	9-25-2058	3,913,176	3,969,426
COLT Mortgage Loan Trust Series 2022-7 Class A1144A±±	5.16	4-25-2067	4,572,690	4,544,099
COMM Mortgage Trust Series 2024-277P Class C144A±±	7.00	8-10-2044	5,000,000	5,154,354
CRSO Trust Series 2023±±	7.12	7-10-2040	17,995,000	18,811,699
CSMC Trust Series 2013-IVR2 Class B4144A±±	3.39	4-25-2043	435,940	388,488
CSMC Trust Series 2014-IVR2 Class A2144A±±	3.82	4-25-2044	1,049,785	986,913
CSMC Trust Series 2018-RPL9 Class A144A±±	3.85	9-25-2057	1,988,184	1,915,445
CSMC Trust Series 2021-AFC1 Class A2144A±±	1.07	3-25-2056	4,164,852	3,399,632
CSMLT Trust Series 2015-1 Class B4144A±±	3.83	5-25-2045	2,009,758	1,887,638
DBSG Mortgage Trust Series 2024-ALTA Class A144A±±	5.95	6-10-2037	13,810,000	14,017,318
DBSG Mortgage Trust Series 2024-ALTA Class B144A±±	6.38	6-10-2037	3,015,000	3,061,575
Deephaven Residential Mortgage Trust Series 2021-3 Class A2144A±±	1.40	8-25-2066	2,163,628	1,896,237
Finance of America Structured Securities Trust Series 2024-S2 Class A1144A±±	3.50	4-25-2074	24,077,977	23,182,007
Finance of America Structured Securities Trust Series 2024-S4 Class A1144A	3.50	11-25-2074	11,791,884	11,267,474
Financial Asset Securitization, Inc. Series 1997-NAM2 Class B2†±±	8.00	7-25-2027	15,908	2
Fontainebleau Miami Beach Mortgage Trust Series 2024- FBLU Class D (U.S. SOFR 1 Month+2.60%)144A±	6.93	12-15-2039	3,175,000	3,155,156
FREMF Mortgage Trust Series 2020-KF76 Class B (30 Day Average U.S. SOFR+2.86%)144A±	7.22	1-25-2030	4,173,752	4,072,761
GCAT Trust Series 2019-RPL1 Class A1144A±±	2.65	10-25-2068	1,162,302	1,122,995
GCAT Trust Series 2022-NQM3 Class A1144A±±	4.35	4-25-2067	1,003,229	990,696
GS Mortgage Securities Trust Series 2017-GS7 Class A3	3.17	8-10-2050	990,000	960,645
GS Mortgage Securities Trust Series 2019-GSA1 Class C±±	3.80	11-10-2052	500,000	451,541
GS Mortgage-Backed Securities Corp. Trust Series 2019- PJ2 Class A4144A±±	4.00	11-25-2049	140,630	131,503
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1144A±±	3.75	7-25-2061	12,213,794	11,812,056
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1144A±±	3.90	9-25-2061	476,354	460,833
Harvest Commercial Capital Loan Trust Series 2024-1 Class A	6.16	10-25-2056	9,571,544	9,831,153
See accompanying notes to portfolio of investments
24 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Imperial Fund Mortgage Trust Series 2020-NQM1 Class A1144A±±	1.38%	10-25-2055	$542,019	$504,867
Imperial Fund Mortgage Trust Series 2021-NQM1 Class A1144A±±	1.07	6-25-2056	1,124,044	972,372
Imperial Fund Mortgage Trust Series 2021-NQM2 Class A2144A±±	1.36	9-25-2056	3,583,152	3,026,100
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A3144A±±	4.41	5-25-2067	17,223,000	14,636,660
JPMBB Commercial Mortgage Securities Trust Series 2013-C15 Class D144A±±	4.61	11-15-2045	2,711,090	2,302,013
JPMorgan Mortgage Trust Series 2013-3 Class B4144A±±	3.36	7-25-2043	3,616,907	2,760,339
JPMorgan Mortgage Trust Series 2014-2 Class B4144A±±	3.41	6-25-2029	1,215,000	1,134,259
JPMorgan Mortgage Trust Series 2020-1 Class A15144A±±	3.50	6-25-2050	998,496	889,313
JPMorgan Mortgage Trust Series 2025-CES1 Class A3144A±±	6.07	5-25-2055	500,000	503,649
MFA Trust Series 2020-NQM3 Class A1144A±±	1.01	1-26-2065	529,661	498,607
MFA Trust Series 2020-NQM3 Class M1144A±±	2.65	1-26-2065	2,650,000	2,414,116
MFA Trust Series 2021-NQM1 Class A1144A±±	1.15	4-25-2065	1,078,880	1,017,937
MFA Trust Series 2021-NQM1 Class A2144A±±	1.38	4-25-2065	1,741,432	1,642,102
MFA Trust Series 2022-NQM2 Class A1144A±±	4.00	5-25-2067	5,683,768	5,508,613
Mill City Mortgage Loan Trust Series 2019-GS1 Class M2144A±±	3.25	7-25-2059	4,592,000	4,092,128
Mill City Mortgage Loan Trust Series 2021-NMR1 Class B2144A±±	2.50	11-25-2060	5,731,000	4,286,935
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class B±±	3.31	9-15-2049	4,610,000	4,282,971
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	6,695,000	5,946,640
New Residential Mortgage Loan Trust Series 2019-RPL3 Class M1144A±±	3.25	7-25-2059	10,800,000	9,558,804
NYMT Loan Trust Series 2024-CP1 Class A1144A±±	3.75	2-25-2068	2,615,857	2,398,495
OBX Trust Series 2020-INV1 Class A21144A±±	3.50	12-25-2049	1,355,537	1,207,432
OBX Trust Series 2022-NQM7 Class A1144A±±	5.11	8-25-2062	4,140,926	4,113,143
One New York Plaza Trust Series 2020-1NYP Class A (U.S. SOFR 1 Month+1.06%)144A±	5.39	1-15-2036	8,160,000	7,920,300
PRPM LLC Series 2024-2 Class A1144A±±	7.03	3-25-2029	10,850,803	10,852,490
PRPM LLC Series 2024-NQM3 Class A1144A±±	5.23	8-25-2069	12,586,307	12,507,415
RCKT Mortgage Trust Series 2023-CES2 Class A1A144A±±	6.81	9-25-2043	7,110,296	7,180,499
RCKT Mortgage Trust Series 2024-CES9 Class A1A144A±±	5.58	12-25-2044	6,848,616	6,870,812
RCKT Mortgage Trust Series 2025-CES1 Class A1A144A±±	5.65	1-25-2045	474,877	477,771
Residential Mortgage Loan Trust Series 2020-1 Class M1144A±±	3.24	1-26-2060	5,000,000	4,839,700
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 25

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Residential Mortgage Loan Trust Series 2021-1R Class A2144A±±	1.10%	1-25-2065	$396,423	$379,318
Saluda Grade Alternative Mortgage Trust Series 2024- CES1 Class A1144A±±	6.31	3-25-2054	5,719,723	5,760,572
SDAL Trust Series 2025-DAL Class B (U.S. SOFR 1 Month+2.94%)144A±	7.27	4-15-2042	9,875,000	9,932,795
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class A2B144A±±	4.14	1-5-2043	3,000,000	2,532,319
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class D144A±±	4.39	1-5-2043	1,927,000	1,470,576
SG Residential Mortgage Trust Series 2021-1 Class A2144A±±	1.36	7-25-2061	5,216,685	4,285,692
Shellpoint Co-Originator Trust Series 2016-1 Class B2144A±±	3.53	11-25-2046	3,929,994	3,608,171
SHR Trust Series 2024-LXRY Class A (U.S. SOFR 1 Month+1.95%)144A±	6.28	10-15-2041	6,460,000	6,468,080
Starwood Mortgage Residential Trust Series 2021-6 Class A1144A±±	1.92	11-25-2066	1,687,140	1,482,243
SWCH Commercial Mortgage Trust Series 2025-DATA Class C (U.S. SOFR 1 Month+2.09%)144A±	6.42	2-15-2042	7,960,000	7,870,380
Towd Point Mortgage Trust Series 2017-4 Class A1144A±±	2.75	6-25-2057	395,743	384,677
Towd Point Mortgage Trust Series 2019-4 Class M1144A±±	3.50	10-25-2059	4,000,000	3,462,067
Towd Point Mortgage Trust Series 2019-4 Class M2144A±±	3.75	10-25-2059	3,680,000	3,067,497
Towd Point Mortgage Trust Series 2020-1 Class A1144A±±	2.71	1-25-2060	5,771,802	5,516,247
Towd Point Mortgage Trust Series 2023-CES1 Class A1A144A±±	6.75	7-25-2063	8,474,619	8,538,199
Towd Point Mortgage Trust Series 2024-CES6 Class M1144A±±	6.10	11-25-2064	6,375,000	6,466,679
TRK Trust Series 2021-INV1 Class A2144A±±	1.41	7-25-2056	1,620,352	1,433,833
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	1,140,000	1,092,046
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (U.S. SOFR 1 Month+0.90%)144A±	5.23	2-15-2032	1,967,590	1,967,097
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	6,170,746	5,836,638
Verus Securitization Trust Series 2022-4 Class A1144A±±	4.47	4-25-2067	3,357,259	3,337,688
Verus Securitization Trust Series 2024-9 Class M1144A±±	6.20	11-25-2069	1,659,000	1,650,840
Total non-agency mortgage-backed securities (Cost $492,918,839)				484,152,584
U.S. Treasury securities: 14.78%
U.S. Treasury Bonds	2.25	8-15-2049	70,315,000	43,018,498
U.S. Treasury Bonds	2.88	5-15-2043	45,210,000	34,144,146
See accompanying notes to portfolio of investments
26 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bonds	3.00%	2-15-2049	$32,945,000	$23,725,548
U.S. Treasury Bonds	3.13	5-15-2048	65,580,000	48,641,916
U.S. Treasury Bonds	3.88	5-15-2043	42,200,000	36,977,750
U.S. Treasury Bonds	4.13	8-15-2044	22,960,000	20,632,609
U.S. Treasury Bonds	4.25	8-15-2054	37,570,000	33,595,798
U.S. Treasury Bonds	4.38	8-15-2043	60,825,000	56,890,383
U.S. Treasury Bonds	4.50	11-15-2054	8,070,000	7,532,841
U.S. Treasury Bonds	4.63	5-15-2044	106,485,000	102,516,770
U.S. Treasury Bonds	4.63	11-15-2044	19,570,000	18,796,373
U.S. Treasury Bonds	4.63	5-15-2054	61,480,000	58,480,449
U.S. Treasury Bonds	4.63	2-15-2055	59,060,000	56,328,475
U.S. Treasury Bonds	4.75	2-15-2045	1,330,000	1,298,205
U.S. Treasury Notes	3.88	4-30-2030	218,050,000	217,181,206
U.S. Treasury Notes##	4.00	2-28-2030	228,150,000	228,640,167
U.S. Treasury Notes	4.00	3-31-2030	48,260,000	48,342,947
U.S. Treasury Notes	4.13	11-30-2031	48,095,000	48,068,698
U.S. Treasury Notes%%	4.13	5-31-2032	127,765,000	127,265,918
U.S. Treasury Notes	4.25	11-15-2034	3,625,000	3,589,316
U.S. Treasury Notes	4.25	5-15-2035	103,215,000	102,053,831
U.S. Treasury Notes	4.63	2-15-2035	87,865,000	89,512,469
U.S. Treasury STRIPS¤	0.00	5-15-2040	20,515,000	9,707,898
U.S. Treasury STRIPS¤	0.00	5-15-2044	12,985,000	4,869,359
Total U.S. Treasury securities (Cost $1,465,431,981)				1,421,811,570
Yankee corporate bonds and notes: 9.25%
Basic materials: 0.36%
Chemicals: 0.12%
Braskem Netherlands Finance BV144A	7.25	2-13-2033	7,175,000	6,242,698
Orbia Advance Corp. SAB de CV144A	7.50	5-13-2035	5,695,000	5,732,018
				11,974,716
Mining: 0.24%
Glencore Finance Canada Ltd.144A	6.90	11-15-2037	3,145,000	3,400,559
Rio Tinto Finance USA PLC	5.75	3-14-2055	19,865,000	19,313,313
				22,713,872
Communications: 0.12%
Media: 0.02%
Virgin Media Secured Finance PLC144A	4.50	8-15-2030	1,385,000	1,278,855
Telecommunications: 0.10%
Colombia Telecomunicaciones SA ESP144A	4.95	7-17-2030	4,095,000	3,593,559
Nokia Oyj	6.63	5-15-2039	4,165,000	4,236,138
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13	4-15-2055	1,920,000	1,922,785
				9,752,482
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 27

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, cyclical: 0.72%
Airlines: 0.04%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50%	7-15-2026	$4,000,000	$4,210,000
Auto manufacturers: 0.10%
Nissan Motor Co. Ltd.144A	3.52	9-17-2025	10,000,000	9,911,466
Auto parts & equipment: 0.03%
Magna International, Inc.	5.88	6-1-2035	2,395,000	2,413,352
Leisure time: 0.55%
Carnival Corp.144A	6.13	2-15-2033	27,365,000	27,432,576
Royal Caribbean Cruises Ltd.144A	6.00	2-1-2033	23,655,000	23,739,909
Royal Caribbean Cruises Ltd.144A	6.25	3-15-2032	1,675,000	1,697,612
				52,870,097
Consumer, non-cyclical: 0.39%
Agriculture: 0.25%
Japan Tobacco, Inc.144A	5.85	6-15-2035	15,405,000	15,883,511
Viterra Finance BV144A	4.90	4-21-2027	7,870,000	7,868,045
				23,751,556
Cosmetics/Personal Care: 0.02%
Perrigo Finance Unlimited Co.	4.90	12-15-2044	1,500,000	1,159,942
Perrigo Finance Unlimited Co.	6.13	9-30-2032	1,025,000	1,023,187
				2,183,129
Pharmaceuticals: 0.12%
Pfizer Investment Enterprises Pte. Ltd.	5.30	5-19-2053	10,275,000	9,417,748
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	2,220,000	2,469,528
				11,887,276
Energy: 1.42%
Oil & gas: 1.18%
Aker BP ASA144A	5.13	10-1-2034	18,005,000	16,886,856
BP Capital Markets PLC (5 Year Treasury Constant Maturity+2.15%)ʊ±	6.45	12-1-2033	10,060,000	10,121,215
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.40%)ʊ±	4.88	3-22-2030	25,005,000	23,998,461
Eni SpA144A	5.95	5-15-2054	17,465,000	16,343,761
Saudi Arabian Oil Co.144A%%	5.38	6-2-2035	9,120,000	9,097,838
Saudi Arabian Oil Co.144A%%	6.38	6-2-2055	10,000,000	9,800,000
TotalEnergies Capital SA	5.43	9-10-2064	17,835,000	16,178,750
Var Energi ASA144A	5.88	5-22-2030	5,725,000	5,789,566
Var Energi ASA144A	6.50	5-22-2035	5,070,000	5,118,165
				113,334,612
Pipelines: 0.24%
Enbridge, Inc.	5.95	4-5-2054	10,975,000	10,518,563
See accompanying notes to portfolio of investments
28 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
Enbridge, Inc. Series 20-A (5 Year Treasury Constant Maturity+5.31%)±	5.75%	7-15-2080	$8,705,000	$8,409,780
Northriver Midstream Finance LP144A	6.75	7-15-2032	4,440,000	4,480,541
				23,408,884
Financial: 5.13%
Banks: 3.76%
AIB Group PLC (U.S. SOFR+1.65%)144A±	5.32	5-15-2031	6,800,000	6,859,949
Banco Industrial SA (5 Year Treasury Constant Maturity+4.44%)144A±	4.88	1-29-2031	6,100,000	5,978,000
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.07%)144Aʊ±	8.38	5-20-2031	5,000,000	4,961,348
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.64%)144Aʊ±	5.88	1-24-2027	9,050,000	8,837,584
Banco Nacional de Comercio Exterior SNC (5 Year Treasury Constant Maturity+2.00%)144A±	2.72	8-11-2031	3,050,000	2,866,771
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (5 Year Treasury Constant Maturity+3.00%)144A±	7.53	10-1-2028	6,900,000	7,242,578
Bancolombia SA (5 Year Treasury Constant Maturity+4.32%)±	8.63	12-24-2034	6,040,000	6,332,735
Bank of Ireland Group PLC (U.S. SOFR+1.62%)144A±	5.60	3-20-2030	5,250,000	5,361,170
Banque Federative du Credit Mutuel SA144A	5.19	2-16-2028	18,705,000	18,942,477
Barclays PLC (U.S. SOFR+1.23%)±	5.37	2-25-2031	23,725,000	23,930,192
Barclays PLC (U.S. SOFR+1.59%)±	5.79	2-25-2036	10,355,000	10,377,724
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero (5 Year Treasury Constant Maturity+4.31%)144A±	5.88	9-13-2034	3,800,000	3,652,190
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	3,145,000	3,288,638
BNP Paribas SA (5 Year Treasury Constant Maturity+4.90%)144Aʊ±	7.75	8-16-2029	5,220,000	5,430,068
BNP Paribas SA (U.S. SOFR+1.92%)144A±	5.91	11-19-2035	19,165,000	19,054,822
Commonwealth Bank of Australia (1 Year Treasury Constant Maturity+1.32%)144A±	5.93	3-14-2046	24,890,000	23,887,867
Credit Agricole SA (U.S. SOFR+1.46%)144A±	5.22	5-27-2031	12,430,000	12,539,113
Danske Bank AS (1 Year Treasury Constant Maturity+1.40%)144A±	5.71	3-1-2030	14,365,000	14,802,293
Danske Bank AS (1 Year Treasury Constant Maturity+1.75%)144A±	4.30	4-1-2028	24,800,000	24,615,100
Lloyds Banking Group PLC (5 Year Treasury Constant Maturity+4.82%)ʊ±	6.75	6-27-2026	8,525,000	8,545,008
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+1.27%)±	5.62	4-24-2036	12,365,000	12,559,330
National Australia Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.35	1-12-2037	16,365,000	14,241,885
NatWest Group PLC (1 Year Treasury Constant Maturity+1.05%)±	5.12	5-23-2031	32,310,000	32,435,560
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 29

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
NatWest Group PLC (1 Year Treasury Constant Maturity+1.50%)±	5.78%	3-1-2035	$25,310,000	$25,798,620
NatWest Markets PLC144A	1.60	9-29-2026	4,135,000	3,977,960
UBS Group AG (1 Year Treasury Constant Maturity+0.85%)144A±	1.49	8-10-2027	16,330,000	15,711,090
UBS Group AG (1 Year Treasury Constant Maturity+2.05%)144A±	4.70	8-5-2027	9,625,000	9,617,736
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	3,940,000	3,795,102
UBS Group AG (U.S. SOFR+1.73%)144A±	3.09	5-14-2032	13,985,000	12,519,278
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+3.63%)144Aʊ±	6.85	9-10-2029	13,035,000	12,996,736
				361,158,924
Diversified financial services: 0.39%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	2.45	10-29-2026	6,925,000	6,711,672
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	6,870,000	7,046,604
Avolon Holdings Funding Ltd.144A	2.75	2-21-2028	4,810,000	4,520,543
Avolon Holdings Funding Ltd.144A	4.25	4-15-2026	4,830,000	4,794,716
Avolon Holdings Funding Ltd.144A	4.95	1-15-2028	6,875,000	6,855,299
Avolon Holdings Funding Ltd.144A	5.75	3-1-2029	6,290,000	6,404,260
Macquarie AirFinance Holdings Ltd.144A	6.50	3-26-2031	610,000	633,983
Unifin Financiera SAB de CV144A	9.88	1-28-2029	2,350,000	117,500
				37,084,577
Insurance: 0.98%
Allianz SE (5 Year Treasury Constant Maturity+3.23%)144A±	6.35	9-6-2053	21,185,000	21,795,255
Dai-ichi Life Insurance Co. Ltd. (5 Year Treasury Constant Maturity+2.52%)144Aʊ±	6.20	1-16-2035	27,415,000	27,211,401
Intact Financial Corp.144A	5.46	9-22-2032	20,414,000	20,407,026
Meiji Yasuda Life Insurance Co. (5 Year Treasury Constant Maturity+2.91%)144A±	6.10	6-11-2055	11,530,000	11,323,725
Nippon Life Insurance Co. (5 Year Treasury Constant Maturity+2.60%)144A±	2.90	9-16-2051	2,200,000	1,876,918
RenaissanceRe Holdings Ltd.	5.75	6-5-2033	6,065,000	6,156,269
RenaissanceRe Holdings Ltd.	5.80	4-1-2035	5,790,000	5,833,532
				94,604,126
Government securities: 0.28%
Multi-national: 0.28%
African Export-Import Bank144A	3.80	5-17-2031	14,800,000	12,997,952
Banque Ouest Africaine de Developpement144A	4.70	10-22-2031	7,205,000	6,517,600
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	7,760,000	7,580,921
				27,096,473
See accompanying notes to portfolio of investments
30 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial: 0.10%
Electronics: 0.01%
Sensata Technologies BV144A	5.88%	9-1-2030	$860,000	$850,503
Engineering & construction: 0.04%
CIMIC Finance USA Pty. Ltd.144A	7.00	3-25-2034	3,540,000	3,707,445
Trucking & leasing: 0.05%
SMBC Aviation Capital Finance DAC144A	5.45	5-3-2028	5,140,000	5,230,362
Utilities: 0.73%
Electric: 0.73%
Comision Federal de Electricidad144A	3.35	2-9-2031	17,085,000	14,741,577
Comision Federal de Electricidad144A	3.88	7-26-2033	11,350,000	9,425,476
Electricite de France SA144A	5.75	1-13-2035	24,445,000	24,691,695
Emera, Inc. Series 16-A (3 Month LIBOR+5.44%)±	6.75	6-15-2076	21,215,000	21,319,208
				70,177,956
Total yankee corporate bonds and notes (Cost $896,974,165)				889,600,663
Yankee government bonds: 1.02%
Argentina: 0.03%
Argentinaøø	0.75	7-9-2030	1,499,503	1,174,111
Argentina	1.00	7-9-2029	185,679	152,936
Argentinaøø	4.13	7-9-2035	1,817,118	1,220,195
Provincia de Cordoba144Aøø	6.88	12-10-2025	593,782	597,323
				3,144,565
Bermuda: 0.05%
Bermuda144A	3.38	8-20-2050	7,259,000	4,612,877
Colombia: 0.11%
Colombia	8.00	11-14-2035	10,500,000	10,498,005
Dominican Republic: 0.06%
Dominican Republic144A	4.50	1-30-2030	1,000,000	937,900
Dominican Republic144A	4.88	9-23-2032	3,300,000	3,005,970
Dominican Republic144A	7.05	2-3-2031	1,665,000	1,726,189
				5,670,059
Israel: 0.15%
Israel	5.75	3-12-2054	16,120,000	14,293,926
Ivory Coast: 0.09%
Ivory Coast144A	8.25	1-30-2037	9,720,000	9,161,975
Mexico: 0.18%
Mexico	6.00	5-7-2036	8,495,000	8,128,441
Mexico	6.35	2-9-2035	9,090,000	9,054,912
				17,183,353
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 31

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oman: 0.02%
Oman144A	6.25%	1-25-2031	$1,700,000	$1,776,619
Panama: 0.33%
Panama	4.50	5-15-2047	7,515,000	4,913,683
Panama	4.50	1-19-2063	29,675,000	17,845,061
Panama	6.40	2-14-2035	9,110,000	8,566,133
				31,324,877
Total yankee government bonds (Cost $102,311,292)				97,666,256

		Yield	Shares
Short-term investments: 4.07%
Investment companies: 4.07%
Allspring Government Money Market Fund Select Class♠∞##		4.23	391,220,297	391,220,297
Total short-term investments (Cost $391,220,297)				391,220,297
Total investments in securities (Cost $10,028,849,015)	103.19%			9,924,645,920
Other assets and liabilities, net	(3.19)			(306,496,878)
Total net assets	100.00%			$9,618,149,042

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
‡	Security is valued using significant unobservable inputs.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
†	Non-income-earning security
¤	The security is issued in zero coupon form with no periodic interest payments.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments
32 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2025 (unaudited)

Abbreviations:
AGM	Assured Guaranty Municipal
BDC	Business Development Company
BRL	Brazilian real
CAB	Capital appreciation bond
CLO	Collateralized loan obligation
COP	Colombian peso
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
IDR	Indonesian rupiah
LIBOR	London Interbank Offered Rate
NPFGC	National Public Finance Guarantee Corporation
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
TVA	Tennessee Valley Authority
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$303,365,722	$5,021,182,814	$(4,933,328,239)	$0	$0	$391,220,297	391,220,297	$9,497,974
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	25,162,800	AUD	40,000,000	Morgan Stanley, Inc.	6-30-2025	$0	$(631,187)
AUD	40,000,000	USD	24,088,240	Morgan Stanley, Inc.	6-30-2025	1,705,747	0
USD	77,080,313	BRL	446,665,000	Morgan Stanley, Inc.	6-30-2025	0	(524,155)
USD	322,931,330	EUR	297,547,000	Citibank N.A.	6-30-2025	0	(15,503,969)
EUR	15,300,000	USD	16,570,458	Citibank N.A.	6-30-2025	832,036	0
EUR	21,000,000	USD	24,034,605	Citibank N.A.	6-30-2025	0	(148,828)
USD	143,282,081	GBP	110,932,500	Citibank N.A.	6-30-2025	0	(6,201,687)
JPY	3,500,000,000	USD	24,786,472	Citibank N.A.	6-30-2025	0	(388,813)
USD	23,634,954	ZAR	433,195,000	Morgan Stanley, Inc.	6-30-2025	0	(406,907)
						$2,537,783	$(23,805,546)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Ultra Long Term U.S. Treasury Bond	846	9-19-2025	$97,317,960	$98,188,875	$870,915	$0
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 33

Portfolio of investments—May 31, 2025 (unaudited)

Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long (continued)
2-Year U.S. Treasury Notes	5,540	9-30-2025	$1,148,115,911	$1,149,203,750	$1,087,839	$0
5-Year U.S. Treasury Notes	5,226	9-30-2025	563,803,937	565,387,875	1,583,938	0
Short
10-Year Euro BUND Index	(647)	6-6-2025	(96,530,172)	(96,391,619)	138,553	0
2-Year Euro SCHATZ	(357)	6-6-2025	(43,404,919)	(43,512,906)	0	(107,987)
5-Year Euro-BOBL Futures	(647)	6-6-2025	(87,268,478)	(87,524,560)	0	(256,082)
Ultra 10-Year U.S. Treasury Notes	(802)	9-19-2025	(90,104,668)	(90,262,594)	0	(157,926)
					$3,681,245	$(521,995)
See accompanying notes to portfolio of investments
34 | Allspring Core Plus Bond Fund

Notes to portfolio of investments—May 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On May 31, 2025, such fair value pricing was not used in pricing foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the
Allspring Core Plus Bond Fund | 35

Notes to portfolio of investments—May 31, 2025 (unaudited)
participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
36 | Allspring Core Plus Bond Fund

Notes to portfolio of investments—May 31, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$3,230,157,450	$0	$3,230,157,450
Asset-backed securities	0	952,224,711	6,281,019	958,505,730
Common stocks
Financials	0	0	0	0
Corporate bonds and notes	0	1,823,479,184	0	1,823,479,184
Foreign corporate bonds and notes	0	312,350,577	0	312,350,577
Foreign government bonds	0	266,926,613	0	266,926,613
Investment companies	19,855,737	0	0	19,855,737
Loans	0	25,036,329	0	25,036,329
Municipal obligations	0	3,882,930	0	3,882,930
Non-agency mortgage-backed securities	0	484,152,584	0	484,152,584
U.S. Treasury securities	1,407,234,313	14,577,257	0	1,421,811,570
Yankee corporate bonds and notes	0	889,600,663	0	889,600,663
Yankee government bonds	0	97,666,256	0	97,666,256
Short-term investments
Investment companies	391,220,297	0	0	391,220,297
	1,818,310,347	8,100,054,554	6,281,019	9,924,645,920
Forward foreign currency contracts	0	2,537,783	0	2,537,783
Futures contracts	3,681,245	0	0	3,681,245
Total assets	$1,821,991,592	$8,102,592,337	$6,281,019	$9,930,864,948
Liabilities
Forward foreign currency contracts	$0	$23,805,546	$0	$23,805,546
Futures contracts	521,995	0	0	521,995
Total liabilities	$521,995	$23,805,546	$0	$24,327,541
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of May 31, 2025, $21,686,000 was segregated as cash collateral for these open futures contracts. The Fund also had $22,410,000 segregated as cash collateral for open forward foreign currency contracts.
At May 31, 2025, the Fund had no material transfers into/out of Level 3.
Allspring Core Plus Bond Fund | 37